Share-Based Compensation and USF Holding Corp. Common Share Issuances (Tables)	12 Months Ended
Dec. 29, 2012
Shares and Net Proceeds, Including Loan Activity and Share Costs, of Employee Share Repurchases Contributed by USF Holding Corp

The related shares and net proceeds, including loan activity and share costs, of the employee share purchases, which were contributed to the Company by USF Holding Corp. in fiscal year 2012, were as follows (in thousands):

	Number of	Net Proceeds
Stock Incentive Plan — Employee Shares	Shares	Contributed
Issued and outstanding at December 31, 2011	7,169	$33,885
Issued	52	761
Repurchased	(436)	(2,724)

Outstanding at December 29, 2012	6,785	$31,922

Weighted-Average Assumptions for Options Granted

The weighted-average assumptions for options granted for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, are included in the following table:

	Year Ended	Year Ended	Year Ended
	December 29,	December 31,	January 1,
	2012	2011	2011
Expected volatility	35.0%	30.0%	30.0%
Expected dividends	0.0%	0.0%	0.0%
Risk-free rate	0.9%	1.2%	1.7%
Expected term (in years) 10-year options	6.7	6.5	6.1

Summary of Options Outstanding

A summary of options outstanding as of December 29, 2012 and changes during the fiscal year then ended is presented below:

	Time Options	Performance Options	Total Options	Weighted- Average Fair Value	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Years
Outstanding at December 31, 2011	10,707,770	10,707,770	21,415,540	$1.99	$4.90
Granted	565,626	565,626	1,131,252	$2.05	$5.95
Exercised	(425,500)	(425,500)	(851,000)	$2.21	$5.00
Forfeited	(247,318)	(247,318)	(494,636)	$1.74	$4.99

Outstanding at December 29, 2012	10,600,578	10,600,578	21,201,156	$2.03	$4.93	7

Vested and exercisable at December 29, 2012	7,854,223	6,681,874	14,536,097	$2.09	$4.92	7

Summary of Nonvested Restricted Shares

The summary of nonvested Restricted Shares as of December 29, 2012 and changes during the fiscal year then ended is presented below:

		Weighted-
		Average
	Restricted	Fair
	Shares	Value
Nonvested at December 31, 2011	485,223	$5.50
Granted	481,702	6.00
Vested	(340,023)	6.00
Forfeited	(34,059)	6.00

Nonvested at December 29, 2012	592,843	$6.00